Fair Value Measurements (Fair Value of Financial Instruments on Recurring Basis) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Inputs, Level 1 [Member] | Carrying Amount[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	$ 1,253,750	$ 24,450,070
Fair Value, Inputs, Level 1 [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	1,253,750	24,450,070
Fair Value, Inputs, Level 2 [Member] | Carrying Amount[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	167,249,033	137,334,765
Fair Value, Inputs, Level 2 [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	167,249,033	137,334,765
Fair Value, Inputs, Level 3 [Member] | Carrying Amount[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	573,146,131	539,297,666
Interest bearing deposits	532,956,475	520,629,456
Short term borrowings	41,955,385	38,672,657
Long term borrowings	6,239,129	6,284,479
Fair Value, Inputs, Level 3 [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	580,096,070	547,218,763
Interest bearing deposits	533,868,583	522,248,781
Short term borrowings	42,092,854	38,967,244
Long term borrowings	$ 6,460,903	$ 6,452,391